Expense Example - Schwab Ultra-Short Income ETF - Schwab Ultra-Short Income ETF	Jul. 30, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	$ 45